Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	May 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	May 2015 Private Placement Offering [Member]	November 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	November 2015 Private Placement Offering [Member]	Rights to Shares [Member] Common Stock Including Additional Paid in Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Including Additional Paid in Capital [Member]	Retained Earnings, Appropriated [Member]	Total
Balances as of January 1, 2015 (in shares) at Dec. 31, 2014								2,293,057
Balances as of January 1, 2015 at Dec. 31, 2014								$ 35,244	$ (36,085)	$ (841)
Private placement offering, net of issuance costs (in shares)	4,054,062		1,071,679		70,755
Private placement offering, net of issuance costs	$ 11,040	$ 11,040	$ 5,393	$ 5,393
Issuance of warrants to employees for performance bonuses								286		286
Issuance of warrants to vendors and service providers								251		251
Issuance of warrant in connection with note payable								10		10
Stock-based compensation expense								$ 220		220
Exercise of warrant (in shares)								735
Exercise of warrant								$ 3		3
Comprehensive and net loss									(12,426)	(12,426)
Balances (in shares) at Dec. 31, 2015						0		7,490,288
Balances at Dec. 31, 2015						$ 0	$ 0	$ 52,447	(48,511)	3,936
Issuance of restricted stock awards to employees for performance bonuses
Private placement offering, net of issuance costs (in shares)						3,105,000
Private placement offering, net of issuance costs							13,886			13,886
Issuance of warrants to vendors and service providers										162
Issuance of warrant in connection with note payable							350			350
Stock-based compensation expense							707	$ 188		895
Exercise of warrant (in shares)						35,490		6,250
Exercise of warrant							65	$ 27		92
Comprehensive and net loss									(20,111)	(20,111)
Balances (in shares) at Dec. 31, 2016						10,661,201		0
Balances at Dec. 31, 2016						$ 1	68,216		$ (68,622)	(405)
Reverse stock split - rounding adjustment (in shares)								2,361
Issuance of restricted stock awards to employees for performance bonuses								$ 246		246
Issuance of restricted stock awards to directors and consultants (in shares)						18,792
Issuance of restricted stock awards to directors and consultants							125			125
Issuance of warrants							20	$ 142		$ 162
Exercise of stock options (in shares)								3,020		3,020
Exercise of stock options								$ 14		$ 14
Reclassification upon change in corporate domicile (in shares)						7,501,919		(7,501,919)
Reclassification upon change in corporate domicile						$ 1	$ 53,063	$ (53,064)